Annual Total Returns - Calvert Social Investment Fund - Class A	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Calvert Conservative Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	10.23%	6.40%	10.07%	(14.32%)	6.60%	12.18%	15.61%	(2.96%)	9.65%	5.05%
Calvert Moderate Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	12.70%	10.07%	12.87%	(15.64%)	11.38%	15.17%	21.19%	(5.14%)	15.07%	6.73%
Calvert Growth Allocation Fund
Prospectus [Line Items]
Annual Return [Percent]	14.94%	12.58%	15.14%	(18.30%)	16.40%	18.54%	27.33%	(7.74%)	20.26%	7.55%
Calvert Balanced Fund
Prospectus [Line Items]
Annual Return [Percent]	11.33%	19.00%	16.34%	(15.32%)	14.32%	15.44%	23.73%	(2.74%)	11.52%	7.74%
Calvert Equity Fund
Prospectus [Line Items]
Annual Return [Percent]	6.95%	8.39%	17.93%	(17.58%)	28.93%	24.27%	36.50%	5.04%	25.79%	2.32%
Calvert Focused Value Fund
Prospectus [Line Items]
Annual Return [Percent]	12.82%	12.04%	8.62%
Calvert Bond Fund
Prospectus [Line Items]
Annual Return [Percent]	7.89%	2.81%	7.30%	(12.45%)	0.10%	7.38%	8.44%	(0.16%)	4.19%	3.63%